Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000241223
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%	25.18%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	17.15%	20.27%
T. Rowe Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	18.56%	25.38%